Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions.
Summary of provisions

The current provisions consist of the following:

	31 Dec	31 Dec
	2022	2021
	k€	k€
Other personnel expenses	47,490	33,983
Pensions	1,730	1,478
Other provisions	5,190	3,799
Total current provisions	54,410	39,260

The non-current provisions consist of the following:

	31 Dec	31 Dec
	2022	2021
	k€	k€
Pensions	12,531	12,950
Other personnel expenses	1,209	2,029
Other provisions	2,687	3,042
Total non-current provisions	16,427	18,021

The following table summarizes the development of total provisions recorded during 2022:

		Business			Foreign		31 Dec
	1. Jan. 22	combination	Consumption	Release	exchange	Additions	2022
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	36,012	419	23,105	3,374	(2,525)	41,272	48,699
Pensions	14,428	553	1,629	1,404	(12)	2,325	14,261
Other provisions	6,841	287	1,103	3,182	(63)	5,097	7,877
Total	57,281	1,259	25,837	7,960	(2,600)	48,694	70,837

The following table summarizes the development of total provisions recorded during 2021:

		Business			Foreign		31 Dec
	1. Jan. 21	combination	Consumption	Release	exchange	Additions	2021
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	37,005	—	33,018	3,644	636	35,033	36,012
Pensions	14,441	—	463	813	—	1,263	14,428
Other provisions	11,133	—	4,760	7,021	655	6,834	6,841
Total	62,579	—	38,241	11,478	1,291	43,130	57,281